CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Schedule of Condensed Statements of Profit or Loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Statement Line Items [Line Items]
Administrative expenses | ¥		¥ 6,207	¥ 6,204	¥ 4,519
Profit/ (loss) before income tax | ¥		(6,176)	(6,179)	(4,445)
Profit/ (loss) for the year | ¥		(6,176)	(29,996)	(23,036)
USD [Member]
Statement Line Items [Line Items]
Administrative expenses | $	$ 902
Profit/ (loss) before income tax | $	(897)
Profit/ (loss) for the year | $	(897)
Condensed [Member]
Statement Line Items [Line Items]
Administrative expenses | ¥		(3,794)	(5,055)	(3,216)
Gain on disposal of a subsidiary | ¥			7,114
Profit/ (loss) before income tax | ¥		(3,794)	2,059	(3,216)
Profit/ (loss) for the year | ¥		¥ (3,794)	¥ 2,059	¥ (3,216)
Condensed [Member] | USD [Member]
Statement Line Items [Line Items]
Administrative expenses | $	(552)
Gain on disposal of a subsidiary | $
Profit/ (loss) before income tax | $	(552)
Profit/ (loss) for the year | $	$ (552)